Commitments and Contingencies (Details) $ in Thousands	Sep. 30, 2023 USD ($)
Net Investment Income [Line Items]
Investment company, financial commitment to investee, future amount	$ 20,796
Undrawn Revolver
Net Investment Income [Line Items]
Investment company, financial commitment to investee, future amount	$ 3,654